Note 1 - Estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2012
Software
Estimated useful lives	3 years
Office Equipment
Estimated useful lives	5 years
Furniture and Fixtures
Estimated useful lives	7 years